NOTES PAYABLE - DIRECT CORPORATE OBLIGATIONS - SENIOR SECURED CREDIT AGREEMENT (DETAILS) (USD $) In Millions, unless otherwise specified	12 Months Ended	1 Months Ended	12 Months Ended							12 Months Ended
	Dec. 31, 2011	Mar. 31, 2011 Senior Secured Credit Agreement	Dec. 31, 2011 Senior Secured Credit Agreement	Dec. 31, 2010 Senior Secured Credit Agreement	Dec. 31, 2009 Previous Senior Credit Agreement [Member]	Dec. 22, 2009 Previous Senior Credit Agreement [Member]	Jun. 30, 2009 Previous Senior Credit Agreement [Member]	Dec. 31, 2011 Maximum [Member] Senior Secured Credit Agreement	Dec. 31, 2011 Minimum [Member] Senior Secured Credit Agreement	Dec. 31, 2011 Common stock and additional paid-in capital
Debt Instrument [Line Items]
Debt Instrument, Face Amount				$ 375.0
Proceeds from Issuance of Senior Long-term Debt				363.6
Pricing Terms, Upfront Fees, Percentage Paid to Lenders				1.25%
Debt Instrument, Basis Spread on Variable Rate			5.00%			5.00%	4.00%
Debt Instrument, Basis Spread On Variable Rate, LIBOR Floor			1.25%
Debt Instrument, Basis Spread on Variable Rate Prior To Amendment			6.00%				2.00%
Debt Instrument, Basis Spread On Variable Rate, LIBOR Floor Prior To Amendment			1.50%
Debt Instrument, Basis Spread on Base Rate			4.00%				2.50%
Debt Instrument, Basis Spread on Variable Rate, Base Rate Floor			2.25%			4.00%
Debt Instrument, Basis Spread on Variable Floor, Base Rate Prior To Amendment			5.00%
Debt Instrument, Basis Spread on Base Rate Floor Prior to Amendment			2.50%
Debt Instrument, Interest Rate at Period End			6.25%
Debt to Capitalization Ratio, Threshold Requiring Equal Debt Repayment			17.50%
Debt to Capitalization Ratio, Threshold Requiring Half Debt Repayment			12.50%
Debt to Capitalization Ratio at Period End			17.10%
Debt to Capitalization Ratio, Maximum Threshold for Repayment Requirement			12.50%
Ceiling on Non Investment Grade Investments at Period End			12.00%
Ceiling on Non Investment Grade Investments at Period End Prior to Amendment			10.00%
Debt to Capitalization Ratio Required								30.00%
Interest Coverage Ratio Required									2
Interest Coverage Ratio at Period End			5
Aggregate Adjusted Capital to Company Action Level Risk-Based Capital Ratio, Prior to Stated Date									225.00%
Aggregate Adjusted Capital to Company Action Level Risk-Based Capital Ratio, After Stated Date									250.00%
Aggregate Adjusted Capital to Company Action Level Risk Based Capital Ratio at Period End			358.00%
Minimum Combined Statutory Capital and Surplus									1,200.0
Combined Statutory Capital and Surplus at Period End			1,746.5
Prepayment of Debt, Minimum Increment Amounts or Multiples Of			1.0
Mandatory Prepayments Percentage of Net Cash Proceeds From Certain Asset Sales or Casualty Events			100.00%
Mandatory Prepayments, Percentage of Net Cash Proceeds Received By the Company or Subsidiaries, from Certain Debt Issuances			100.00%
Mandatory Prepayments, Percentage of Net Cash Proceeds Received From Certain Equity Issuances			50.00%
Mandatory Prepayments, Percentage Of The Amount of Certain Restricted Payments Made			100.00%
Debt to Capitalization Ratio, No Manadatory Prepayments, Minimum Required			20.00%
Mandatory Debt Repayment			69.8		1.2
Stock Repurchased and Retired During Period, Value	69.8									69.8
Prepayment of Senior Debt		$ 50.0